EARNINGS PER SHARE	12 Months Ended
Jun. 30, 2018
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
13.	EARNINGS PER SHARE

	2018	2017	2016
	US$ cents	US$ cents	US$ cents
Basic loss per share	(1.91)	(0.64)	(0.07)

Diluted loss per share	(1.91)	(0.64)	(0,07)

	2018	2017	2017
	US$	US$	US$
The following reflects the income and share data used in the calculations of basic earnings per share:
Net loss	(9,957,817)	(2,639,428)	(279,633)
Earnings used in calculating basic and dilutive earnings per share	(9,957,817)	(2,639,428)	(279,633)

	Number of Ordinary Shares 2018	Number of Ordinary Shares 2017	Number of Ordinary Shares 2016
Weighted average number of Ordinary Shares used in calculating basic and dilutive earnings per share	520,222,133	409,976,775	397,808,129

(a)	Non-Dilutive Securities

As at balance date, 79,700,000 Incentive Options and 1,500,000 Performance Rights, which together represent 81,200,000 potential Ordinary Shares, were considered non-dilutive as they would decrease the loss per share.

(b)	Conversions, Calls, Subscriptions or Issues after June 30, 2018

Subsequent to year end, the Company has issued 200,000 Ordinary Shares (upon the conversion of 200,000 Performance Rights), 3,650,000 Incentive Options, and 100,000 Performance Rights.

Other than as outlined above, there have been no conversions to, calls of, or subscriptions for Ordinary Shares or issues of potential Ordinary Shares since the reporting date and before the completion of this financial report.